Schedule of Investments (unaudited) October 31, 2019	iShares Edge MSCI Min Vol EAFE Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.1%

Australia — 7.0%
AGL Energy Ltd.	14,144	$193,074
Aurizon Holdings Ltd.	71,068	289,122
AusNet Services	148,835	190,117
Australia & New Zealand Banking Group Ltd.	10,428	191,636
Brambles Ltd.	18,389	152,023
Caltex Australia Ltd.	7,745	145,595
Coca-Cola Amatil Ltd.	26,064	182,908
Cochlear Ltd.	648	94,537
Commonwealth Bank of Australia	14,213	770,630
CSL Ltd.	2,105	371,230
Dexus	43,838	361,509
Goodman Group	31,316	310,945
GPT Group	66,300	272,143
Insurance Australia Group Ltd.	45,790	250,887
Medibank Pvt Ltd.	63,238	147,390
Mirvac Group	145,684	322,818
National Australia Bank Ltd.	10,506	206,224
Newcrest Mining Ltd.	26,618	581,026
Ramsay Health Care Ltd.	1,609	76,026
Scentre Group	151,159	399,384
Sonic Healthcare Ltd.	36,331	715,538
Sydney Airport(a)	65,423	396,231
Telstra Corp. Ltd.	150,155	361,640
Transurban Group(a)	74,181	759,758
Vicinity Centres	143,829	264,749
Wesfarmers Ltd.	42,294	1,162,024
Westpac Banking Corp.	19,299	374,699
Woolworths Group Ltd.	63,386	1,634,479

		11,178,342

Belgium — 2.8%
Ageas	7,008	404,156
Colruyt SA	12,665	704,004
Groupe Bruxelles Lambert SA	13,596	1,365,797
KBC Group NV	3,687	259,249
Proximus SADP	31,287	961,473
UCB SA	8,291	668,245

		4,362,924

China — 0.1%
BOC Hong Kong Holdings Ltd.	46,500	159,757

Denmark — 2.6%
Carlsberg A/S, Class B	4,909	691,306
Chr Hansen Holding A/S	2,517	193,244
Coloplast A/S, Class B	4,603	554,183
DSV PANALPINA A/S	843	81,930
H Lundbeck A/S	2,851	97,420
ISS A/S	3,892	101,897
Novo Nordisk A/S, Class B	15,313	842,042
Orsted A/S(b)	8,866	778,184

Security	Shares	Value

Denmark (continued)
Tryg A/S	26,577	$742,855

		4,083,061

Finland — 1.6%
Elisa OYJ	19,526	1,066,436
Neste OYJ	3,262	117,864
Nokia OYJ(c)	38,798	142,428
Nordea Bank Abp	2,860	20,933
Sampo OYJ, Class A	28,511	1,168,376

		2,516,037

France — 6.3%
Aeroports de Paris	3,577	680,307
Air Liquide SA	3,765	500,598
Covivio	1,659	187,880
Danone SA	7,707	638,457
Dassault Aviation SA	50	69,457
EssilorLuxottica SA	3,930	600,089
Eurazeo SE	1,076	75,082
Eutelsat Communications SA	4,119	78,137
Getlink SE	19,621	328,669
Hermes International	1,819	1,310,321
L’Oreal SA	3,634	1,061,352
Orange SA	60,375	971,705
Pernod Ricard SA	3,391	626,430
Sanofi	12,992	1,197,694
SCOR SE	3,174	133,877
Societe BIC SA	2,644	183,566
Sodexo SA(d)	5,046	554,901
Thales SA	5,072	495,837
TOTAL SA	5,576	294,793

		9,989,152

Germany — 3.6%
adidas AG	570	175,999
Beiersdorf AG	6,943	821,975
Deutsche Boerse AG	678	104,995
Deutsche Lufthansa AG, Registered Shares	3,210	55,608
Deutsche Telekom AG, Registered Shares	92,235	1,622,926
Fraport AG Frankfurt Airport Services Worldwide	1,002	83,750
Hannover Rueck SE	1,964	348,028
Henkel AG & Co. KGaA	4,328	416,431
Merck KGaA	4,054	483,506
METRO AG	4,447	72,617
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	4,145	1,151,645
Symrise AG	1,060	101,873
Telefonica Deutschland Holding AG	23,412	74,287

1

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Edge MSCI Min Vol EAFE Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Uniper SE	6,758	$210,624

		5,724,264

Hong Kong — 7.7%
CK Infrastructure Holdings Ltd.	94,500	680,091
CLP Holdings Ltd.	173,000	1,796,677
Dairy Farm International Holdings Ltd.	36,000	217,080
Hang Seng Bank Ltd.	39,100	815,825
HK Electric Investments & HK Electric Investments Ltd.(a)	589,500	588,300
HKT Trust & HKT Ltd.(a)	833,000	1,295,864
Hong Kong & China Gas Co. Ltd.	972,334	1,887,203
Hongkong Land Holdings Ltd.	17,200	94,486
Jardine Matheson Holdings Ltd.	12,700	724,040
Jardine Strategic Holdings Ltd.	9,200	297,085
Link REIT	61,500	669,821
MTR Corp. Ltd.	263,500	1,510,851
PCCW Ltd.	928,000	551,153
Power Assets Holdings Ltd.	145,000	1,034,740
Yue Yuen Industrial Holdings Ltd.	45,000	126,819

		12,290,035

Ireland — 1.3%
AIB Group PLC	69,235	221,769
Flutter Entertainment PLC	1,047	108,154
Kerry Group PLC, Class A	13,007	1,572,527
Kingspan Group PLC	4,167	215,921

		2,118,371

Israel — 1.9%
Azrieli Group Ltd.	1,411	108,757
Bank Hapoalim BM	80,252	642,310
Bank Leumi Le-Israel BM	113,874	829,486
Check Point Software Technologies Ltd.(c)	3,478	390,962
Elbit Systems Ltd.	591	96,898
Mizrahi Tefahot Bank Ltd.	26,715	662,815
Nice Ltd.(c)	1,500	236,611

		2,967,839

Italy — 0.9%
Assicurazioni Generali SpA	19,747	400,419
Enel SpA	23,413	181,459
Recordati SpA	2,414	101,446
Snam SpA	131,929	677,311
Terna Rete Elettrica Nazionale SpA	18,088	119,551

		1,480,186

Japan — 29.6%
ABC-Mart, Inc.	7,300	500,527
Ajinomoto Co., Inc.	17,900	340,318
ANA Holdings, Inc.	24,300	834,425
Asahi Group Holdings Ltd.	9,700	485,751
Astellas Pharma, Inc.	28,000	480,555
Bandai Namco Holdings, Inc.	2,100	129,127

Security	Shares	Value

Japan (continued)
Bridgestone Corp.	7,800	$324,089
Canon, Inc.	44,000	1,207,347
Central Japan Railway Co.	2,800	574,375
Chugai Pharmaceutical Co. Ltd.	3,500	294,545
Chugoku Electric Power Co., Inc.	46,600	620,794
Daiwa House REIT Investment Corp.	387	1,126,868
East Japan Railway Co.	8,600	780,717
FamilyMart Co. Ltd.	3,900	96,744
Fast Retailing Co. Ltd.	100	61,669
FUJIFILM Holdings Corp.	1,600	70,244
Hankyu Hanshin Holdings, Inc.	6,000	240,102
Hikari Tsushin, Inc.	1,100	241,116
Japan Airlines Co. Ltd.	25,400	791,517
Japan Post Bank Co. Ltd.	89,800	893,287
Japan Post Holdings Co. Ltd.	145,100	1,331,906
Japan Prime Realty Investment Corp.	174	836,244
Japan Real Estate Investment Corp.	258	1,761,058
Japan Retail Fund Investment Corp.	579	1,351,125
Japan Tobacco, Inc.	29,900	675,821
Kamigumi Co. Ltd.	5,700	128,884
Kao Corp.	5,000	401,993
KDDI Corp.	24,100	666,875
Keihan Holdings Co. Ltd.	6,800	321,075
Keio Corp.	5,700	352,621
Kintetsu Group Holdings Co. Ltd.	21,600	1,177,328
Kirin Holdings Co. Ltd.	14,900	316,094
Kyowa Kirin Co. Ltd.	4,200	77,280
Kyushu Electric Power Co., Inc.	17,300	172,887
Kyushu Railway Co.	30,300	1,001,038
Lawson, Inc.	11,000	606,830
Maruichi Steel Tube Ltd.	4,200	114,695
McDonald’s Holdings Co. Japan Ltd.	14,600	732,812
MEIJI Holdings Co. Ltd.	6,800	490,129
Mitsubishi Heavy Industries Ltd.	1,700	68,798
Mitsubishi Tanabe Pharma Corp.	31,800	380,591
Mizuho Financial Group, Inc.	713,700	1,108,002
Nagoya Railroad Co. Ltd.	24,200	769,266
NEC Corp.	15,500	614,274
NH Foods Ltd.	2,100	88,233
Nippon Building Fund, Inc.	221	1,676,640
Nippon Prologis REIT, Inc.	387	1,081,001
Nippon Telegraph & Telephone Corp.	23,800	1,181,501
Nissan Motor Co. Ltd.	159,300	1,005,275
Nissin Foods Holdings Co. Ltd.	4,500	339,914
Nitori Holdings Co. Ltd.	3,300	502,297
Nomura Real Estate Master Fund, Inc.	617	1,179,431
NTT DOCOMO, Inc.	87,200	2,390,597
Odakyu Electric Railway Co. Ltd.	6,600	160,658
Ono Pharmaceutical Co. Ltd.	6,100	114,905
Oriental Land Co. Ltd.	8,800	1,290,088
Osaka Gas Co. Ltd.	5,200	101,684
Otsuka Holdings Co. Ltd.	5,100	212,620
Pan Pacific International Holdings Corp.	12,800	201,489
Sankyo Co. Ltd.	9,800	342,977

2

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Edge MSCI Min Vol EAFE Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Secom Co. Ltd.	10,000	$926,634
Sekisui House Ltd.	20,400	439,913
Seven & i Holdings Co. Ltd.	13,325	503,422
Shimamura Co. Ltd.	4,600	389,634
Shimano, Inc.	1,100	183,096
Shionogi & Co. Ltd.	5,600	336,128
Suntory Beverage & Food Ltd.	23,400	1,000,369
Taisho Pharmaceutical Holdings Co. Ltd.	2,900	206,406
Takeda Pharmaceutical Co. Ltd.	10,500	379,397
Terumo Corp.	5,200	169,711
Tobu Railway Co. Ltd.	15,900	530,582
Toho Co. Ltd.	4,100	165,580
Tokio Marine Holdings, Inc.	1,500	81,098
Tokyo Gas Co. Ltd.	13,200	322,226
Toyo Suisan Kaisha Ltd.	18,500	778,941
Unicharm Corp.	5,700	193,178
United Urban Investment Corp.	641	1,293,172
USS Co. Ltd.	4,600	89,094
West Japan Railway Co.	9,700	842,836
Yamada Denki Co. Ltd.	138,900	671,371
Yamazaki Baking Co. Ltd.	5,500	93,768

		47,017,609

Netherlands — 1.2%
Heineken Holding NV	908	86,637
Heineken NV	3,132	319,838
Koninklijke Ahold Delhaize NV	33,382	831,881
NN Group NV	5,556	212,000
Royal Dutch Shell PLC, A Shares	13,622	394,876

		1,845,232

New Zealand — 0.8%
Auckland International Airport Ltd.	41,770	248,942
Fisher & Paykel Healthcare Corp. Ltd.	14,408	176,717
Meridian Energy Ltd.	115,155	339,441
Ryman Healthcare Ltd.	11,553	95,485
Spark New Zealand Ltd.	123,617	354,615

		1,215,200

Norway — 0.7%
Gjensidige Forsikring ASA	13,517	252,702
Mowi ASA	12,287	299,950
Orkla ASA	16,609	159,643
Telenor ASA	21,150	395,838

		1,108,133

Singapore — 3.9%
Ascendas Real Estate Investment Trust	62,100	144,634
CapitaLand Mall Trust	363,700	678,607
DBS Group Holdings Ltd.	28,700	547,047
Oversea-Chinese Banking Corp. Ltd.	76,200	612,588
SATS Ltd.	111,700	414,236
Singapore Airlines Ltd.(d)	115,300	796,927
Singapore Exchange Ltd.	57,300	376,205

Security	Shares	Value

Singapore (continued)
Singapore Technologies Engineering Ltd.	182,600	$534,898
Singapore Telecommunications Ltd.	436,000	1,055,798
United Overseas Bank Ltd.	34,935	687,781
Wilmar International Ltd.	102,700	282,371

		6,131,092

Spain — 0.3%
Endesa SA	8,397	228,691
Red Electrica Corp. SA	8,443	169,683

		398,374

Sweden — 0.6%
ICA Gruppen AB	7,140	315,957
Svenska Handelsbanken AB, Class A	7,191	72,168
Telia Co. AB	145,469	639,905

		1,028,030

Switzerland — 13.8%
Baloise Holding AG, Registered Shares	5,038	931,795
Barry Callebaut AG, Registered Shares	243	513,532
Chocoladefabriken Lindt & Spruengli AG	115	854,485
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	5	409,529
Geberit AG, Registered Shares	563	286,055
Givaudan SA, Registered Shares	575	1,689,312
Kuehne + Nagel International AG, Registered Shares	6,856	1,107,636
Nestle SA, Registered Shares	22,624	2,420,345
Novartis AG, Registered Shares	24,501	2,140,780
Partners Group Holding AG	694	542,334
Roche Holding AG	8,221	2,474,158
Schindler Holding AG, Registered Shares	374	88,568
Sonova Holding AG, Registered Shares	1,410	323,564
Swiss Life Holding AG, Registered Shares	2,316	1,159,891
Swiss Prime Site AG, Registered Shares	8,966	924,142
Swiss Re AG	18,044	1,892,612
Swisscom AG, Registered Shares	4,193	2,144,696
Zurich Insurance Group AG	5,261	2,060,734

		21,964,168

United Kingdom — 12.4%
Admiral Group PLC	23,353	611,189
AstraZeneca PLC	14,039	1,369,044
BAE Systems PLC	62,329	465,580
Berkeley Group Holdings PLC	3,985	227,143
BP PLC	27,232	172,688
British American Tobacco PLC	3,708	129,691
BT Group PLC	119,102	316,080
Bunzl PLC	7,278	189,335
Burberry Group PLC	7,070	187,475
Centrica PLC	65,195	61,353
Coca-Cola European Partners PLC	8,420	450,554

3

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Edge MSCI Min Vol EAFE Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Compass Group PLC	62,706	$1,669,490
Croda International PLC	2,520	157,227
Diageo PLC	39,058	1,598,682
Direct Line Insurance Group PLC	210,087	740,714
Experian PLC	3,804	119,907
GlaxoSmithKline PLC	74,866	1,714,801
HSBC Holdings PLC	104,408	788,814
Imperial Brands PLC	12,499	274,171
Kingfisher PLC	26,943	72,277
Marks & Spencer Group PLC	90,877	214,087
National Grid PLC	124,898	1,460,343
Pearson PLC	12,484	110,254
Persimmon PLC	2,696	79,522
Reckitt Benckiser Group PLC	3,530	273,157
RELX PLC	47,923	1,153,763
RSA Insurance Group PLC	81,167	549,118
Severn Trent PLC	8,711	254,450
Smith & Nephew PLC	43,991	944,329
SSE PLC	28,618	476,090
Taylor Wimpey PLC	42,293	90,706
Tesco PLC	53,723	163,992
Unilever NV	11,517	680,732
Unilever PLC	12,281	735,373

Security	Shares	Value

United Kingdom (continued)
United Utilities Group PLC	20,135	$227,357
Vodafone Group PLC	278,084	567,491
Whitbread PLC	2,898	152,541
WM Morrison Supermarkets PLC	97,806	252,667

		19,702,187

Total Long-Term Investments — 99.1% (Cost — $139,890,385)		157,279,993

Short-Term Securities — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.03%(e)(f)(g)	737,810	738,179
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.74%(e)(g)	330,386	330,386

Total Short-Term Securities — 0.7% (Cost — $1,068,365)		1,068,565

Total Investments — 99.8% (Cost — $140,958,750)		158,348,558

Other Assets Less Liabilities — 0.2%		368,668

Net Assets — 100.0%		$158,717,226

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Security, or a portion of the security, is on loan.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(g)

During the period ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	637,956	99,854	737,810	$738,179	$2,085	(b)	$(43)	$(1)
BlackRock Cash Funds: Treasury, SL Agency Shares	156,274	174,112	330,386	330,386	878		—	—

				$1,068,565	$2,963		$(43)	$(1)

(a)	Includes net capital gain distributions, if applicable.
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

4

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Edge MSCI Min Vol EAFE Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Nikkei 225 Index	4	12/12/19	$425	$10,200
SPI 200 Index	3	12/19/19	343	(3,021)
FTSE 100 Index	5	12/20/19	469	2,908

				$10,087

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee”) own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$—	$11,178,342	$—	$11,178,342
Belgium	704,004	3,658,920	—	4,362,924
China	—	159,757	—	159,757
Denmark	—	4,083,061	—	4,083,061
Finland	1,066,436	1,449,601	—	2,516,037
France	738,467	9,250,685	—	9,989,152
Germany	1,072,261	4,652,003	—	5,724,264
Hong Kong	805,380	11,484,655	—	12,290,035
Ireland	2,118,371	—	—	2,118,371

5

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Edge MSCI Min Vol EAFE Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Israel	$390,962	$2,576,877	$—	$2,967,839
Italy	—	1,480,186	—	1,480,186
Japan	2,187,369	44,830,240	—	47,017,609
Netherlands	—	1,845,232	—	1,845,232
New Zealand	—	1,215,200	—	1,215,200
Norway	—	1,108,133	—	1,108,133
Singapore	—	6,131,092	—	6,131,092
Spain	—	398,374	—	398,374
Sweden	—	1,028,030	—	1,028,030
Switzerland	1,264,014	20,700,154	—	21,964,168
United Kingdom	705,004	18,997,183	—	19,702,187
Short-Term Securities	1,068,565	—	—	1,068,565

	$12,120,833	$146,227,725	$—	$158,348,558

Derivative Financial Instruments(a)
Assets:
Equity contracts	$13,108	$—	$—	$13,108
Liabilities:
Equity contracts	(3,021)	—	—	(3,021)

	$10,087	$—	$—	$10,087

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

6